Income tax - Deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)
Deferred tax assets:
Accounts receivable	$ 5,588		¥ 32,929		¥ 39,573
Non-current accounts receivable	1,627		12,879		11,519
Inventories	1,191		7,834		8,431
Others	251		1,858		1,786
Deferred tax assets	8,657		55,500		61,309
Deferred tax liabilities:
Deferred revenue	(5)		(48)		(38)
Property, plant and equipment	(777)		(5,736)		(5,504)
Intangible assets	(3,277)		(24,361)		(23,206)
Deferred tax liabilities	(4,059)		(30,145)		(28,748)
Net deferred tax assets	4,598		25,355		32,561
Classification on consolidated balance sheets:
Deferred tax assets	7,160		44,981		50,701
Deferred tax liabilities	(2,562)		(19,626)		(18,140)
Net deferred tax assets	$ 4,598		25,355		¥ 32,561
Interest and penalties related to unrecognized tax benefits		¥ 0	¥ 0	¥ 0
PRC
Classification on consolidated balance sheets:
Statute of limitation, underpayment due to computational errors	3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100	5 years	5 years
Underpayment of taxes threshold that extends the statute of limitation	$ 14	¥ 100
Statute of limitation, transfer pricing issues	10 years	10 years